Supplement to the
Fidelity® Convertible Securities Fund
Class A, Class T, Class C and Class I
January 28, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ACVS-17-01 1.900369.109	March 1, 2017